SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
May 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation and measurement
Basis of preparation and measurement

The consolidated financial statements have been prepared using accounting policies in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”). These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments, which have been measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

Accounting standards adopted during the year
Accounting standards adopted during the year

Revenue recognition

Effective June 1, 2018, the Company has adopted IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). The Company elected to apply IFRS 15 using a modified retroactive approach by recognizing the cumulative effect of initially adopting this standard at the date of initial recognition. Comparative information has not been restated and continues to be reported under IAS 18 Revenue (“IAS 18”). The Company has concluded that there was no cumulative effect adjustment required to be recognized at June 1, 2018. The details of the accounting policy changes are described below.

Revenue is comprised of revenue earned in the period from royalty and mineral stream interests. In accordance with IFRS 15, the Company recognizes revenue to depict the transfer of the relevant commodity to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those commodities. For the Company’s royalty and stream interests, revenue recognition occurs when the relevant commodity is transferred to the end customer by the operator of the related property. Revenue is measured at the fair value of the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the royalty or stream agreement.

In some instances, the Company will not have access to sufficient information to make a reasonable estimate of consideration to which it expects to be entitled and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known. Under the terms of certain royalty and stream agreements, revenue may be subject to adjustment upon final settlement of estimated metal prices, weights, and assays. Provisionally-priced revenues are initially recognized based on forward prices. Adjustments to revenue from metal prices are recorded at each reporting period and other adjustments are recorded on final settlement and are offset against revenue when incurred.

Financial instruments

Effective June 1, 2018, the Company has adopted IFRS 9 Financial Instruments (“IFRS 9”). Prior periods were not restated, and no material changes resulted from adopting this new standard. IFRS 9 introduced a revised model for classification and measurement, and while this has resulted in several financial instrument classification changes, as presented in Note 12, there were no quantitative impacts from adoption. The details of the accounting policy changes are described below.

IFRS 9 largely retains the existing requirements in IAS 39 Financial Instruments: Recognition and Measurement (“IAS 39”) for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables, and available for sale.

Under IFRS 9, on initial recognition, financial assets are recognized at fair value and are subsequently classified and measured at amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVTPL”). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. A financial asset is measured at fair value net of transaction costs that are directly attributable to its acquisition except for financial assets at FVTPL where transaction costs are expensed. All financial assets not classified and measured at amortized cost or FVOCI are measured at FVTPL.

Derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated, and instead the hybrid financial instrument as a whole is assessed for classification. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income (“OCI”). This election is made on an investment-by-investment basis.

The classification determines the method by which the financial assets are carried on the consolidated statement of financial position subsequent to initial recognition and how changes in value are recorded. The following accounting policies apply to the subsequent measurement of financial assets.

•	Financial assets at FVTPL - These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
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Financial assets at amortized cost - These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

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Equity investments at FVOCI - These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Gains or losses recognized on the sale of the equity investment are recognized in OCI and are never reclassified to profit or loss.

Financial liabilities are designated as either fair value through profit or loss, or other financial liabilities. All financial liabilities are classified and subsequently measured at amortized cost except for financial liabilities at FVTPL. The classification determines the method by which the financial liabilities are carried on the consolidated statement of financial position subsequent to inception and how changes in value are recorded. Other financial liabilities are carried on the consolidated statement of financial position at amortized cost. The Company completed an assessment of its financial instruments as at June 1, 2018.

The following table shows the original measurement under IAS 39 and the new categories under IFRS 9:

	IAS 39	IFRS 9
Financial assets
Cash	Loans and receivables	Amortized costs
Receviables from provisional sales	FVTPL	FVTPL
Financial liabilities
Trade payable and accrued liabilities	Loans and receivables	Amortized costs
Loan payable	Loans and receivables	Amortized costs

IFRS 9 introduces a new three-stage expected credit loss model for calculating impairment for financial assets. IFRS 9 no longer requires a triggering event to have occurred before credit losses are recognized. An entity is required to recognize expected credit losses when financial instruments are initially recognized and to update the amount of expected credit losses recognized at each reporting date to reflect changes in the credit risk of the financial instruments. In addition, IFRS 9 requires additional disclosure requirements about expected credit losses and credit risk. For its trade receivables from provisional sales, the Company applies the simplified approach to providing for expected credit losses, which allows the use of a lifetime expected loss provision. There was no adjustment relating to the implementation of the expected credit loss model for the Company’s trade receivables from provisional sales.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

Principles of consolidation

Principles of consolidation

These consolidated financial statements include the accounts of the parent company and its subsidiaries after eliminating intercompany balances and transactions.

Subsidiaries

Subsidiaries are all entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases. The Company’s wholly-owned subsidiaries include MTA Royalty & Streaming Pty Ltd. (Australia), Metalla SA (Argentina), ValGold Resources Ltd. (Canada), Royalty & Streaming Mexico SA de CV Pty Ltd. (Mexico), High Stream Corp. (USA), MTA Canada Royalty Corp. (Canada), and Metalla SEZC (Cayman Islands).

Foreign currency translation
Foreign currency translation

These consolidated financial statements are expressed in Canadian dollars. The functional currency of the Company and each of its subsidiaries is the Canadian dollar, which is the currency of the primary economic environment in which the entity operates, with the exception of MTA Royalty & Streaming Pty Ltd., being the United States (“US”) dollar. Determination of functional currency may involve certain judgements to determine the primary economic environment. These consolidated financial statements are presented in Canadian dollars, unless otherwise noted.

Transactions in currencies other than the functional currency are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, the monetary assets and liabilities of the Company that are denominated in foreign currencies are translated at the rate of exchange at the reporting date while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in the consolidated statement of loss and comprehensive loss.

On translation of the entity whose functional currency is the US dollars, revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Assets and liabilities are translated at the rate of exchange at the reporting date. Exchange gains and losses, including results of re-translation, are recorded in the foreign currency translation reserve.

Royalty, stream, and other interests
Royalty, stream, and other interests

Royalty, stream, and other interests consist of acquired royalty, stream, and other interests. These interests are recorded at cost and capitalized as tangible assets with finite lives. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any. Project evaluation costs that are not related to a specific royalty or stream asset are expensed in the period incurred.

Producing royalty and stream interests are depleted using the units-of-production method over the life of the property to which the interest relates, which is estimated using available information of proven and probable reserves and the portion of resources expected to be classified as mineral reserves at the mine corresponding to the specific agreement.

On acquisition of a royalty or stream interest, an allocation of its fair value may be attributed to the exploration potential of the interest and is recorded as an exploration asset on the acquisition date. The carrying value of the exploration potential is accounted for in accordance with IFRS 6 Exploration and Evaluation of Mineral Resources (“IFRS 6”) and is not depleted until such time as the technical feasibility and commercial viability have been established, at which point the value of the asset is accounted for in accordance with IAS 16 Property, Plant and Equipment (“IAS 16”). Upon demonstration of the technical and commercial feasibility of a project and a development decision, the carrying value related to that project is subject to an impairment test and is reclassified in accordance with IAS 16.

Investments in associates
Investments in associates

Companies over which the Company has significant influence are determined to be associates and accounted for using the equity basis of accounting, whereby the investment is initially recorded at cost, adjusted to recognize the Company’s share of earnings or losses and reduced by dividends received. The Company assesses its equity investments for impairment if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the equity investment and if the event or events have an impact on the estimated future cash flow of the investment that can be estimated. Objective evidence of impairment of an equity investment includes:

•	Significant financial difficulty of the associated companies;
•	Becoming probable that the associated companies will enter bankruptcy or other financial reorganization; or
•	National or local economic conditions that correlate with defaults of the associated companies.

Impairment of non-financial assets

Impairment of non-financial assets

The carrying amounts of non-financial assets, excluding deferred income tax assets, are reviewed for impairment at each reporting date, or whenever events or changes in circumstances indicate the carrying amounts may not be recoverable. If there are indicators of impairment, a review is undertaken to determine whether the carrying amounts are in excess of their recoverable amounts. Reviews are undertaken on an asset-by-asset basis, except where the recoverable amount for an individual asset cannot be determined, in which case the review is undertaken at the cash-generating unit (“CGU”) level.

On an annual basis, the Company evaluates the carrying amounts of CGUs to determine whether such carrying amount may be impaired. To accomplish this, the Company compares the recoverable amount of a CGU to its carrying amount. This evaluation is performed more frequently if there is an indication that a CGU may be impaired.

If the carrying amount of a CGU or non-financial asset exceeds the recoverable amount, being the higher of its fair value less costs to sell and its value-in-use, an impairment loss is recognized in net loss as the excess of the carrying amount over the recoverable amount. With respect to GCUs, impairment loses are allocated to reduce the carrying amounts of the assets of the GCU on a pro-rata basis. The future cash flow expected is derived using estimates of proven and probable reserves, a portion of resources that is expected to be converted into reserves and information regarding the Company’s royalty, stream, and other production-based interests, respectively, that could affect the future recoverability of the Company’s interests. Discount factors are determined individually for each asset and reflect their respective risk profiles. In certain circumstances, the Company may use a market approach in determining the recoverable amount which may include an estimate of (a) net present value of estimated future cash flows; (b) dollar value per ounce or pound of reserve/resource; (c) cash-flow multiples; and/or (d) market capitalization of comparable assets.

Non-financial assets that have previously been impaired are tested for a possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed, or may have partially reversed. In these instances, the impairment loss is reversed to the recoverable amount but not beyond the carrying amount, net of amortization, that would have arisen if the prior impairment loss had not been recognized.

Share capital
Share capital

Common shares issued for non-monetary consideration are recorded at their fair value based on closing price on the measurement date and classified as equity. The measurement date is defined as the earliest of the date at which the commitment for performance by the counterparty to earn the common shares is reached or the date at which the counterparty’s performance is complete.

The proceeds from the issue of units are allocated between common shares and share purchase warrants on a pro-rata basis based on the relative fair values. The fair value of the common shares is based on the market closing price on the date of issuance and the fair value of the share purchase warrants is determined using the Black-Scholes option pricing model.

Transaction costs directly attributable to the issue of common shares are recognized as a deduction from equity, net of any tax effects.

Earnings (loss) per share
Earnings (loss) per share

The Company presents basic earnings (loss) per share data for its common shares, calculated by dividing the income (loss) attributable to equity holders of the Company by the weighted average number of common shares issued and outstanding during the period. Diluted earnings per share is calculated by adjusting the earnings attributable to equity holders and the weighted average number of common shares outstanding for the effects of all potentially dilutive common shares. The calculation of diluted earnings per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. In periods where a loss is reported, diluted loss per share is the same as basic loss per share as the effects of potentially dilutive common shares would be anti-dilutive.

Income taxes
Income taxes

Income tax expense consists of current and deferred tax expense. Income tax expense is recognized in the consolidated statement of loss and comprehensive loss.

Current tax expense is the expected tax payable on the taxable income for the period, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous periods.

Deferred tax assets and liabilities are recognized for deferred tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and losses carried forward. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is reduced.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Share-based payments
Share-based payments

The Company grants stock options and restricted share units (“RSUs”) to directors, officers, employees and consultants to acquire common shares of the Company. An individual is classified as an employee when the individual is an employee for legal or tax purposes, or provides services similar to those performed by an employee. The fair value of stock options is measured on the date of grant, using the Black-Scholes option pricing model, and is recognized over the vesting period. Consideration paid for the shares on the exercise of stock options is credited to share capital. In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of the goods or services received.

The fair value method of accounting is used for share-based payment transactions. Under this method, the cost of stock options and other equity-settled share-based payment arrangements are recorded based on the estimated fair value at the grant date and charged to earnings over the vesting period. Where awards are forfeited because non-market based vesting conditions are not satisfied, the expense previously recognized is proportionately reversed in the period the forfeiture occurs.

Segment reporting
Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segment, has been identified as the Chief Executive Officer (“CEO”).

The Company operates in a single segment, the acquisition and management of precious metal royalties, streams, and similar production-based interests. In addition, the Company has corporate activities, which include the evaluation and acquisition of new precious metal royalties, streams, and similar production-based interests, treasury and finance, regulatory reporting, and corporate administration.

Critical accounting estimates and judgments
Critical accounting estimates and judgments

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates.

Information about significant areas of estimation uncertainty and judgments made by management in preparing the consolidated financial statements are described below. The preparation of consolidated financial statements in conformance with IFRS requires management to make estimates, judgments and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue, and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Critical accounting estimates are estimates and assumptions made by management that may result in a material adjustment to the carrying amount of assets and liabilities within the next financial year and include, but are not limited to, the following:

a)	Royalty interests

The Company holds royalty interests in production stage mineral properties. The royalty interests are recorded initially at their costs and are being depleted using the units of production basis over the expected life of the related mineral property, which is determined using available estimates of future metal prices and future production. Proven and probable reserves and future production plans associated with the royalty interests as determined by the operators impact the measurement of the respective assets. These estimates affect the depletion of the royalty interests and the assessment of the recoverability of the carrying value of the royalty interests.

Management considers both external and internal sources of information in assessing whether there are any indications that the Company’s royalty interests are impaired. External sources of information management considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and affect the recoverable amount of its royalty interests. Internal sources of information that management considers include the indications of economic performance of the assets.

In determining the recoverable amounts of the Company’s royalty interests, management makes estimates of the discounted net cash flows expected to be derived from the Company’s royalty interests, costs of disposal, and the appropriate discount rates and discount multiples that apply to the specific asset. Reductions in metal price forecasts, increases in estimated future costs of production for the mine operators, reductions in the amount of recoverable mineral reserves, mineral resources, and exploration potential, and/or adverse current economics can result in a write-down of the carrying amounts of the Company’s royalty interests.

b)	Estimation of depletion

The Company’s royalty, stream, and other production-based interests that generate economic benefits are considered depletable and are depleted on a unit-of-production basis over the ounces of production that are expected to generate the cash flows that will be attributable to the Company. These calculations require the use of estimates and assumptions, including the amount of contained metals, the recovery rates, and payable rates for the contained metals being treated through a milling or refining process. Changes to these assumptions may impact the estimated recoverable reserves, resources or exploration potential which could directly impact the depletion rates used. Changes to depletion rates are accounted for prospectively.

Accounting pronouncements not yet effective
Accounting pronouncements not yet effective

In January 2016, the IASB issued IFRS 16 Leases (“IFRS 16”), which requires lessees to recognize assets and liabilities for most leases. IFRS 16 becomes effective for annual periods beginning on or after January 1, 2019 and the Company has elected to apply the standard retrospectively. The Company is currently completing its assessment of the new standard, but it is not expected to have a material impact on the Company’s consolidated financial statements.

In June 2017, the IASB issued IFRS Interpretations Committee Interpretation 23 Uncertainty over Income Tax Treatments (“IFRIC 23”), which is applied to the determination of taxable profit or loss, unused tax losses, unused tax credits, tax rates and tax bases, when there is uncertainty about income tax treatment under IAS 12 Income Taxes. IFRIC 23 becomes effective June 1, 2019 and is to be applied retrospectively. The Company is currently assessing the impact on its consolidated financial statements.